Paul Hastings LLP

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San Francisco, CA 94111

telephone (415) 856-7000

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www.paulhastings.com

December 30, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Metropolitan West Funds - File Nos. 333-18737 and 811-07989

Ladies and Gentlemen:

We are counsel to the Metropolitan West Funds (the “Trust”), and hereby submit for review the enclosed Post-Effective Amendment No. 65 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) which is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended.

The purpose of this Amendment is to add a new class of shares, tentatively named I-2 Class shares, to the Metropolitan West Total Return Bond Fund and Plan Class shares to the Metropolitan West Unconstrained Bond Fund, each such fund a separate series of the Trust.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP